Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue	$ 203,577	$ 269,662	$ 552,867	$ 619,930	$ 1,255,703	$ 535,109
Cost of goods sold	168,586	196,035	436,731	430,422	952,511	379,076
Gross margin	34,991	73,627	116,136	189,508	303,192	156,033
Expenses:
Consulting – business development	971,213	116,818	1,117,219	267,823	529,094	3,809,291
Product development costs	146,327	132,692	233,060	185,987	320,472	309,061
Marketing and brand development costs	57,774	53,281	104,114	241,470	390,294	632,522
Administrative and other	187,148	450,440	366,964	1,069,889	1,773,529	1,343,352
Depreciation expense	185	15,507	1,798	31,014	61,724	62,028
Total	1,362,647	768,738	1,823,155	1,796,183	3,075,113	6,156,254
Operating income (loss)	(1,327,656)	(695,111)	(1,707,019)	(1,606,675)	(2,771,921)	(6,000,221)
Other Income (Expense)
Interest expense	(569,891)	(416,287)	(1,118,143)	(826,586)	(2,292,957)	(1,601,851)
Loss on extinguishment of debt	(638,148)		(638,148)	(850,317)	(916,204)
Net income (loss) before income tax provision	(2,535,695)	(1,111,398)	(3,463,310)	(3,283,578)	(5,981,082)	(7,602,072)
Provision for income tax
Net income (loss)	$ (2,535,695)	$ (1,111,398)	$ (3,463,310)	$ (3,283,578)	$ (5,981,082)	$ (7,602,072)
Basic and diluted income (loss) per share	$ (0.03)	$ (0.02)	$ (0.04)	$ (0.06)	$ (0.10)	$ (0.25)
Weighted average common shares outstanding - basic and diluted	94,331,000	61,012,000	84,478,000	54,027,000	61,109,000	33,541,000